Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	811-23881
Entity Registrant Name	SOUND POINT MERIDIAN CAPITAL, INC.
Entity Central Index Key	0001930147
Entity Tax Identification Number	99-3083840
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	895-2293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SPMC
Security Exchange Name	NYSE
8.00% Series A Preferred Stock due 2029
Title of 12(b) Security	8.00% Series A Preferred Stock due 2029
Trading Symbol	SPMA
Security Exchange Name	NYSE
7.875% Series B Preferred Stock due 2030
Title of 12(b) Security	7.875% Series B Preferred Stock due 2030
Trading Symbol	SPME
Security Exchange Name	NYSE